Equity (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 20, 2022 ₪ / shares shares	Sep. 26, 2022 USD ($) $ / shares shares	Mar. 22, 2022 USD ($)	Mar. 07, 2022 USD ($) $ / shares shares	Oct. 06, 2021 shares	Sep. 28, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 19, 2022 ₪ / shares shares	Nov. 28, 2022 ILS (₪) ₪ / shares shares	Nov. 27, 2022 ILS (₪) ₪ / shares shares	Oct. 06, 2022 $ / shares	Dec. 31, 2021 ₪ / shares shares
Disclosure of classes of share capital [line items]
Additional ordinary shares issued upon vesting of outstanding RSU's							11,827	4,852	4,852
Authorized share capital | ₪														₪ 900,000	₪ 500,000
Number of shares authorised	12,857,143										12,857,143	[1]	90,000,000	90,000,000	50,000,000		7,142,858
Ordinary shares, par value | ₪ / shares	₪ 0.07									₪ 0.01			₪ 0.01	₪ 0.01	₪ 0.01		₪ 0.01
Reverse stock split ratio	1-for-7 ratio						1-for-7 ratio
Number of common shares issued		1,082,223		744,048
Price per common shares issued | $ / shares				$ 13.44
Proceeds from shares issued | $			$ 8,653				$ 38,380	$ 0	$ 0
Amount of underwriting discounts and commissions | $				$ 1,021
Exercised options to purchase additional ordinary shares				89,012
Aggregate amount of registered direct offering | $		$ 13,257
Purchase price of registered direct offering | $ / shares		$ 12.25
Number of warrants issued		1,082,223					124,491
Exercise price of warrants | $ / shares		$ 13.475									$ 15.312
Warrants expiration period		4 years
Net proceeds from offering amount | $						$ 11,698
Risk free interest rate of warrants							4.37%
Average standard deviation of warrants							68.00%
Unregistered pre funded warrants issued							1,407,583
Proceeds from warrants | $							$ 10	$ 0	$ 0
Warrants to purchase ordinary Shares							124,491
Private Issuance Purchase Equity Agreement [Member]
Disclosure of classes of share capital [line items]
Proceeds from shares issued | $							$ 15,920
Number of warrants issued					1,407,583
Exercise price of warrants | $ / shares																$ 13.475
Risk free interest rate of warrants							4.26%
Unregistered pre funded warrants issued					1,407,583
Unregistered pre funded warrants to purchase common Stock					1,407,583
Increase in pre funded warrants exercise price | $ / shares																$ 0.007
Financial liabilities, at fair value | $											$ 20,788
Proceeds from warrants | $							$ 17,233
Loss from warrants transactions | $											$ 3,555
Warrants to purchase ordinary Shares					1,407,583
Certain entities affiliated with CBI [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued				208,334

[1]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)